Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2025-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	All awards granted under the 2026 Plan are subject to recoupment under any clawback policy the Company is required to adopt under applicable stock exchange listing standards or the Dodd-Frank Wall Street Reform and Consumer Protection Act, and under any other clawback policy the Company otherwise adopts, in each case to the extent applicable and permitted by law. The Administrator may also impose additional clawback, forfeiture, or recoupment provisions in an award agreement, including in connection with a termination for Cause.